AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2019

Shares		Cost	Value	Shares		Cost	Value

Common Stocks - 98.4%				Health Care

Communication Services					Biotechnology - 6.2%

	Cable & Satellite - 2.4%			46,700	BioMarin Pharmaceutical, Inc. *	$3,958,620	$3,948,485

9,626	Charter Communications, Inc., Class A *	$3,879,992	$4,669,380	67,761	Exact Sciences Corp. *	5,664,822	6,266,538

	Interactive Home Entertainment - 3.1%			8,795	Vertex Pharmaceuticals, Inc. *	1,490,537	1,925,665

55,576	Electronic Arts, Inc. *	5,613,969	5,974,976		Health Care Equipment - 7.3%

	Movies & Entertainment - 4.0%			62,300	Abbott Laboratories	3,825,105	5,411,378

54,162	The Walt Disney Co.	6,738,858	7,833,450	42,470	Medtronic PLC (Ireland)	4,615,170	4,818,221

Total Communication Services		16,232,819	18,477,806	27,369	Zimmer Biomet Holdings, Inc.	3,649,473	4,096,592

	This sector is 13.8% above your Fund's cost.				Life Sciences Tools & Services - 8.0%

Consumer Discretionary				6,541	Illumina, Inc. *	1,970,539	2,169,911

	Apparel Retail - 2.6%			26,257	IQVIA Holdings, Inc. *	3,900,346	4,056,969
				39,000	PRA Health Sciences, Inc. *	3,771,628	4,334,850
81,920	The TJX Cos., Inc.	3,562,569	5,002,035

	Apparel, Accessories & Luxury Goods - 2.5%			15,250	Thermo Fisher Scientific, Inc.	3,112,829	4,954,268

49,039	VF Corp.	3,766,035	4,887,227		Pharmaceuticals - 2.4%

	Automotive Retail - 1.9%				AstraZeneca PLC, Sponsored ADR

8,557	O'Reilly Automotive, Inc. *	3,145,170	3,750,191	95,500	(United Kingdom)	3,740,406	4,761,630

	Internet & Direct Marketing Retail - 4.9%			Total Health Care		39,699,475	46,744,507

3,014	Amazon.com, Inc. *	5,112,300	5,569,390		This sector is 17.7% above your Fund's cost.

1,985	Booking Holdings, Inc. *	3,962,894	4,076,654	Industrials

	Restaurants - 2.1%				Aerospace & Defense - 2.3%

13,924	Domino's Pizza, Inc. [1]	3,595,042	4,090,592	38,400	HEICO Corp.	4,708,456	4,383,360
					This sector is 6.9% below your Fund's cost.
Total Consumer Discretionary		23,144,010	27,376,089
				Information Technology
	This sector is 18.3% above your Fund's cost.
					Application Software - 8.2%
Consumer Staples
				14,121	Adobe, Inc. *	3,541,076	4,657,247
	Household Products - 1.9%
				53,531	Ceridian HCM Holding, Inc. *,1	3,011,140	3,633,684
53,277	Church & Dwight Co., Inc.	3,332,323	3,747,504
				23,800	salesforce.com, Inc. *	3,715,171	3,870,832
	Hypermarkets & Super Centers - 2.4%
				14,582	The Trade Desk, Inc., Class A *,1	3,757,948	3,788,112
16,100	Costco Wholesale Corp.	3,516,760	4,732,112
					Data Processing & Outsourced Services - 11.6%
	Packaged Foods & Meats - 4.5%
				41,420	Fiserv, Inc. *	4,111,353	4,789,395
68,800	Kellogg Co.	3,891,938	4,758,208
				37,520	Global Payments, Inc.	2,696,027	6,849,651
44,200	Tyson Foods, Inc., Class A	3,598,668	4,023,968
				15,274	Mastercard, Inc., Class A	2,671,864	4,560,664
	Personal Products - 1.1%
				34,550	Visa, Inc., Class A	2,485,668	6,491,945
10,340	The Estee Lauder Cos., Inc., Class A	1,354,843	2,135,624
					Electronic Equipment & Instruments - 2.2%

Total Consumer Staples		15,694,532	19,397,416	41,640	Keysight Technologies, Inc. *	2,559,756	4,273,513
	This sector is 23.6% above your Fund's cost.
					IT Consulting & Other Services - 3.0%
Financials
				82,379	Booz Allen Hamilton Holding Corp.	3,654,782	5,859,618
	Financial Exchanges & Data - 1.9%
					Semiconductors - 6.2%

18,775	CME Group, Inc.	1,763,774	3,768,518	169,935	Advanced Micro Devices, Inc. *,1	4,725,273	7,793,219
	Property & Casualty Insurance - 2.2%
				68,913	Maxim Integrated Products, Inc.	3,963,579	4,238,839
94,400	Fidelity National Financial, Inc.	3,896,584	4,281,040
				Total Information Technology		40,893,637	60,806,719
Total Financials		5,660,358	8,049,558
					This sector is 48.7% above your Fund's cost.
	This sector is 42.2% above your Fund's cost.

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (continued)

Shares		Cost	Value	Shares		Cost	Value

Materials					Dreyfus Institutional Preferred

Metal & Glass Containers - 1.2%					Government Money Market Fund,
				1,113,596	Institutional Shares, 1.55% [2]	$1,113,596	$1,113,596
35,880	Ball Corp.	$2,335,082	$2,320,360
					JPMorgan U.S. Government Money Market
This sector is 0.6% below your Fund's cost.				1,147,342	Fund, IM Shares, 1.53% [2]	1,147,342	1,147,342

Real Estate					Total Other Investment Companies	3,374,534	3,374,534
Residential REITs - 2.3%
				Total Short-Term Investments		3,374,534	3,374,534
149,500	Invitation Homes, Inc.	4,159,613	4,480,515
				Total Investments - 100.1%		155,902,516	195,410,864
This sector is 7.7% above your Fund's cost.
				Other Assets, less Liabilities - (0.1%)			(135,935)
Total Common Stocks		152,527,982	192,036,330
				Total Net Assets - 100.0%			$195,274,929

Short-Term Investments - 1.7%

Other Investment Companies - 1.7%

	Dreyfus Government Cash Management
1,113,596	Fund, Institutional Shares, 1.51% [2]	1,113,596	1,113,596

* Non-income producing security.	ADR	American Depositary Receipt
[1] Some of these securities, amounting to $11,588,022 or 5.9% of net assets, were out on	REITs	Real Estate Investment Trusts
loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See below for more information.
[2] Yield shown represents the December 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$192,036,330	—	—	$192,036,330
Short-Term Investments
Other Investment Companies	3,374,534	—	—	3,374,534
Total Investments in Securities	$195,410,864	—	—	$195,410,864

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at December 31, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received

$11,588,022	—	$11,682,050	$11,682,050

The following table summarizes the securities received as collateral for securities lending at December 31, 2019:

Collateral	Coupon	Maturity
Type	Range	Date Range

U.S. Treasury Obligations	0.000%-8.500%	01/09/20-05/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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